Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 25, 2016	Jan. 26, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 26, 2016	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock Issued, Warrants Exercised			349,000	2,101,000
Class of Warrant or Right, Outstanding			9,078,000	2,419,000		2,528,000
Proceeds from Issuance of Common Stock			$ 12,432	$ 8,512
Warrants Expired During Period			1,077,000
Overland [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			376,120	1,323,897
Warrants Expired During Period			947,777
Warrants Expiration Date			Mar. 31, 2016
Exercise Price of Warrants or Rights			$ 18.44
October 2014 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities				617,663
Warrants Exercised During Period				1,176,500
Class of Warrant or Right, Outstanding				617,663
Warrants Expiration Date				Jun. 30, 2016
Exercise Price of Warrants or Rights				$ 9.89
Stock Issued During Period, Shares, New Issues				1,235,325
May and June 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			1,621,250
Proceeds from Issuance of Common Stock			$ 5,200
Warrant Term			5 years
Shares Issued, Price Per Share			$ 3.20
Exercise Price of Warrants or Rights			$ 4.00
Stock Issued During Period, Shares, New Issues			1,621,250
August 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			606,060
Proceeds from Issuance of Common Stock			$ 2,000
Warrant Term			5 years
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding			right to force the exercise of the warrants if the weighted average price of the common shares for 10 consecutive trading days exceeds 400% of $2.33
Shares Issued, Price Per Share			$ 3.30
Exercise Price of Warrants or Rights			$ 3.30
Stock Issued During Period, Shares, New Issues			606,060
September and October 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			354,490
Proceeds from Issuance of Common Stock			$ 3,300
Warrant Term			5 years
Shares Issued, Price Per Share			$ 2.33
Warrants Expiration Date			Mar. 31, 2016
Exercise Price of Warrants or Rights			$ 2.33
Stock Issued During Period, Shares, New Issues			1,417,961
December 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			2,527,500
Proceeds from Issuance of Common Stock			$ 5,100
Warrant Term			5 years
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding			right to force the exercise of the warrants if the weighted average price of the common shares for 10 consecutive trading days exceeds 400% of $1.79
Shares Issued, Price Per Share			$ 2.00
Exercise Price of Warrants or Rights			$ 2.50
Stock Issued During Period, Shares, New Issues			2,527,500
Convertible Debt Securities [Member] | Cyrus Purchasers [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrant, Number of Securities					500,000
Exercise Price of Warrants or Rights					$ 1.62
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding			9,078,421
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrant, Number of Securities	7,199,216
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	On March 25, 2016, the Company entered into a Warrant Exchange Agreement with an existing holder of 3,031,249 warrants to purchase 3,031,249 common shares of the Company
Shares Issued, Price Per Share	$ 1.22
Warrants Expiration Date	Mar. 25, 2021
Stock Issued During Period, Shares, New Issues	3,031,249
Adjustment Warrant [Member] | August 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			252,308
Stock Issued During Period, Shares, New Issues			252,308
Adjustment Warrant [Member] | September and October 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			233,964
Exercise Price of Warrants or Rights			$ 0.01
Adjustment Warrant [Member] | December 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			1,500,000
Adjustment Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common Stock Issued, Warrants Exercised		226,539
Shares Issued, Price Per Share		$ 0.01
Adjustment Warrant Dec 2015 [Member] | August 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			141,631
Exercise Price of Warrants or Rights			$ 2.33
Stock Issued During Period, Shares, New Issues			141,631
Adjustment Warrant Dec 2015 [Member] | September and October 2015 [Member]
Class of Stock [Line Items]
Warrant, Number of Securities			1,297,435